Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Nov. 20, 2017
Supplement [Text Block]	lsfii_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Value Fund
Loomis Sayles Global Equity and Income Fund
Loomis Sayles Growth Fund
Loomis Sayles High Income Fund
Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Strategic Income Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

Loomis Sayles Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Value Fund

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

Loomis Sayles Global Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Global Equity and Income Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

Loomis Sayles Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Growth Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

Loomis Sayles High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles High Income Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

Loomis Sayles Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Investment Grade Bond Fund

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

Loomis Sayles Limited Term Government and Agency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Limited Term Government and Agency Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

Loomis Sayles Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Strategic Income Fund

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com